Acquisitions and Equity Method Investments (Details) - Schedule of business combination contingent consideration - Business Combination [Member] - Unique Logistics International, Inc. [Member]	9 Months Ended
Feb. 28, 2023 USD ($)
Business Acquisition [Line Items]
Cash at closing, Fair Value	$ 3,500,000
Contingent considerations, Fair Value	$ 28,750,000
Contingent considerations Two [Member]
Business Acquisition [Line Items]
Maturity Date	6/30/2023
Description	Note 8 to ULHK
Fair Value	$ 2,500,000
Interest rate	15.00%
Contingent considerations Three [Member]
Business Acquisition [Line Items]
Maturity Date	2/21/2024
Description	Note 9 to ULHK
Fair Value	$ 2,000,000
Interest rate
Contingent considerations Four [Member]
Business Acquisition [Line Items]
Maturity Date	2/21/2024
Description	Earnout payment (estimated)
Fair Value	$ 1,750,000
Interest rate
Contingent considerations [Member]
Business Acquisition [Line Items]
Fair Value	$ 6,250,000
Promissory Notes One [Member]
Business Acquisition [Line Items]
Maturity Date	3/7/2023
Description	Note 1 to ULHK
Fair Value	$ 4,500,000
Interest rate	15.00%
Promissory Notes Two [Member]
Business Acquisition [Line Items]
Maturity Date	4/7/2023
Description	Note 2 to ULHK
Fair Value	$ 5,000,000
Interest rate	15.00%
Promissory Notes Three [Member]
Business Acquisition [Line Items]
Maturity Date	6/30/2023
Description	Note 3 to ULHK
Fair Value	$ 5,000,000
Interest rate	15.00%
Promissory Notes Four [Member]
Business Acquisition [Line Items]
Maturity Date	2/21/2025
Description	Note 4 to ULHK
Fair Value	$ 1,000,000
Interest rate
Promissory Notes Five [Member]
Business Acquisition [Line Items]
Maturity Date	2/21/2025
Description	Note 5 to FTS
Fair Value	$ 500,000
Interest rate
Promissory Notes Six [Member]
Business Acquisition [Line Items]
Maturity Date	6/30/2023
Description	Note 6 to ULHK
Fair Value	$ 2,000,000
Interest rate
Promissory Notes Seven [Member]
Business Acquisition [Line Items]
Maturity Date	6/30/2023
Description	Note 7 to ULHK
Fair Value	$ 1,000,000
Interest rate
Promissory Notes [Member]
Business Acquisition [Line Items]
Fair Value	$ 19,000,000